Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE 12 - INCOME TAXES

The income tax provision consisted of the following:

Years Ended December 31,	2012	2011

Current:
Foreign	$(198,092)	$3,856,527
Federal	-	-
State	-	-

Deferred:
Foreign	(2,102,122)	(2,403,124)
Federal	-	-
State	-	-

Provision for income taxes	$(2,300,214)	$1,453,403

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components that give rise to deferred tax as of December 31, 2012 and 2011 were as follows:

December 31,	2012	2011

Current:
Accrued liabilities	$2,877,333	$394,977
Inventory provision	191,470	-
Non-current:
Depreciation on property, plant and equipment	70,442	77,347
Net operating loss carry-forward	3,188,687	2,500,246

Total deferred income taxes	6,327,932	2,972,570
Less: valuation allowance	-	-

Net deferred income taxes	$6,327,932	$2,972,570

The difference between the effective income tax rate and the expected federal statutory rate was as follows:

Years Ended December 31,	2012	2011

Statutory rate	34.0%	34.0%
Income tax rate reduction	(9.0)%	(9.0)%
Permanent differences	-%	-%
Valuation allowance	-%	-%
Impairment of goodwill	(20.0)%	(31.8)%
Warrant liability	-%	-%
Other	1.9%	(2.8)%

Effective income tax rate	6.9%	(9.6)%

The permanent differences were related to the non-deductible expenses under China taxation law.

Dividends paid by Speedy Brilliant (Daqing) to Speedy Brilliant BVI are subject to the withholding tax of 10%. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. The Company's PRC entities historically have not declared or paid any dividends.

Aggregate losses of the Company's subsidiary, variable interests entity and its subsidiary located in the PRC that are available for distribution to the Company of approximately $2.63 million at December 31, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.